MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
MARKETABLE SECURITIES

9. MARKETABLE SECURITIES

As at December 31, 2025, the Company holds 89,240 common shares (2024 – 89,240; 2023 – 89,240) in URZ3 Energy Corp. (“URZ”) (formerly Nevada Exploration Inc. (“NGE”)). A continuity of the marketable securities is as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023
Opening balance	$12,404	$7,422	$16,473
Unrealized fair value gain (loss) on marketable securities	9,734	4,982	(9,051)
Ending balance	$22,138	$12,404	$7,422